Consolidated Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
LICENSE FEE REVENUES:			$ 71,264
COST OF REVENUES	$ 1,460	$ 625	5,004
GROSS PROFIT	16,566	16,563	66,260
OPERATING EXPENSES:
Compensation expense	127,181	112,292	395,123	755,993
Professional fees	196,248	671,570	1,598,367	1,173,717
Research and development	170,279	48,602	693,910	26,250
Insurance expense	33,292	21,706	108,750	30,191
Bad debt (recovery) expense, net	(20,000)	(7,500)	(148,500)	165,376
Selling, general and administrative expenses	36,825	71,029	162,953	50,192
Total operating expenses	543,825	917,699	2,810,603	2,201,719
OPERATING LOSS FROM CONTINUING OPERATIONS	(527,259)	(901,136)	(2,744,343)	(2,201,719)
OTHER INCOME (EXPENSE):
Interest income (expense), net	415	(1,349)	1,210	11,543
Other income from equity shares earned for services	85,733
Other income				3,000
Gain on forgiveness of PPP note payable			19,082
Interest expense			(3,036)	(269,043)
Interest expense - related party				(224)
Foreign exchange loss				(2,950)
Loss on debt extinguishment				(197,682)
Net realized gain on equity investments			6,660,483
Net unrealized gain (loss) on equity investments	(161,798)	38,750	248,588	(9,194)
Total other income (expense)	(75,650)	37,401	6,926,327	(464,550)
INCOME (LOSS) FROM CONTINUING OPERATIONS BEFORE PROVISION FOR INCOME TAXES	(602,909)	(863,735)	4,181,984	(2,666,269)
Provision for income taxes			(24,876)
INCOME (LOSS) FROM CONTINUING OPERATIONS	(602,909)	(863,735)	4,157,108	(2,666,269)
DISCONTINUED OPERATIONS:
Gain from sale of assets of discontinued operations, net of tax			1,553
Loss from discontinued operations, net of tax	(1,163)	(66,967)	(254,920)	(371,248)
LOSS FROM DISCONTINUED OPERATIONS	(1,163)	(66,967)	(253,367)	(371,248)
NET INCOME (LOSS)	(604,072)	(930,702)	3,903,741	(3,037,517)
Deemed dividend		(1,403,997)	(1,403,997)	(69,000)
NET INCOME (LOSS) AVAILABLE TO COMMON STOCKHOLDERS	$ (604,072)	$ (2,334,699)	$ 2,499,744	$ (3,106,517)
NET INCOME (LOSS) PER COMMON SHARE:
Continuing operations - basic and diluted (in Dollars per share)	$ (0.01)	$ (0.03)	$ 0.04	$ (0.05)
Continuing operations - diluted (in Dollars per share)			0.04	(0.05)
Discontinued operations - basic and diluted (in Dollars per share)	$ 0	$ 0	$ 0	$ (0.01)
WEIGHTED AVERAGE COMMON SHARES OUTSTANDING:
Basic and diluted (in Shares)	98,636,970	85,141,956
WEIGHTED AVERAGE COMMON SHARES OUTSTANDING:
Basic (in Shares)			94,865,761	65,954,691
Diluted (in Shares)			95,922,218	65,954,691
LICENSE FEE REVENUES:	$ 18,026	$ 17,188